Dreyfus Premier Short-Intermediate Municipal Bond Fund (the "Registrant")

-Dreyfus Short-Intermediate Municipal Bond Fund (the “Fund”)

Incorporated herein by reference is the supplement to the Fund's prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 20, 2014 (SEC Accession No. 0000810305-14-000013).